TYPE           	 13F-HR
PERIOD           12/31/2007
FILER            OVERBROOK MANAGEMENT CORP.


SUBMISSION-CONTACT
NAME	            M. GRECCO
PHONE               212-661-8710



uNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON D.C. 20549
FORM 13F
FORM 13F COVER PAGE
REPORT FOR THE QUARTER ENDED: December 31, 2007

Check here if Amendment [ ]; Amendment Number:
This Amendment (Check only one.):       [ ] is a restatement.
	                                [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:
                    Name:          Overbrook Management Corp.
                    Address: 	   122 E. 42nd Street, Suite 2500
                              	   New York, NY 10168
                    13F File Number:28-10593

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct, and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.

Person signing this Report on Behalf of Reporting Manager:
Name:               Mary Grecco
Title:              CFO AND CCO
Phone:              (212) 661-8710
Signature	    Place          and, Date of Signing
Mary Grecco         New York, NY   February 7, 2008

Report Type (Check only one.):
                    [ ] 13F HOLDINGS REPORT
                    [ ] 13F NOTICE
                    [x] 13F COMBINATION REPORT

List of Other Managers Reporting for this Manager:
Form 13F File Number	Name
28-2408			Greenhaven Associates
28-10124		H. A. Schupf
08-1068 		Neuberger Berman

FORM 13F SUMMARY PAGE
Report Summary:
Number of Other Included Managers:      	0
Form 13F Information Table Entry Total:      	58
Form 13F Information Table Value Total:      	237,437


FORM 13F INFORMATION TABLE
NAME
OF			 			VALUE 	 SHARES/ SH/	PUT/	INVESTMENT OTHER VOTING AUTHORITY
ISSUER			CLASS	CUSIP		(x$1000) 	PRN AMT PRNCALL	DISCRETION MGRS. SOLE 	SHARED	 NONE

ABBOTT LABS		COM	002824100	 1,654 	 29,461 		SOLE		 29,461
ALCOA INC 		COM	013817101	 5,207 	 142,455 		SOLE		 142,455
ALLEGHENY TECHNOLOGIES 	COM	01741r102	 2,451 	 28,365 		SOLE		 28,365
AMERICAN EXPRESS CO 	COM	025816109	 2,772 	 53,285 		SOLE		 53,285
AIG INC			COM	026874107	 13,798  236,671 		SOLE		 236,671
ANADARKO PETE CORP 	COM	032511107	 2,078 	 31,630 		SOLE		 31,630
AQUILA INC		COM	03840p102	 51 	 13,564 		SOLE		 13,564
AT&T INC		COM	00206R102	 1,310 	 31,511 		SOLE		 31,511
AUTOMATIC DATA PROCESS 	COM	053015103	 723 	 16,238 		SOLE		 16,238
AVERY DENNISON CORP	COM	053611109	 1,116 	 21,000 		SOLE		 21,000
BANK OF AMERICA CORP	COM	060505104	 3,665 	 88,827 		SOLE		 88,827
BERKSHIRE HATHAWAY INC	COM	084670207	 1,662 	 351 			SOLE		 351
BP PLC SPONSORED 	ADR	055622104	 1,707 	 23,327 		SOLE		 23,327
CAMPBELL SOUP CO	COM	134429109	 434 	 12,150 		SOLE		 12,150
CARPENTER TECHNOLOGY	COM	144285103	 6,609 	 87,920 		SOLE		 87,920
CBS CORP NEW CLASS B	COM	124857202	 1,719 	 63,079 		SOLE		 63,079
CHEVRON CORPORATION	COM	166764100	 8,048 	 86,233 		SOLE		 86,233
CITIGROUP INC		COM	172967101	 1,336 	 45,369 		SOLE		 45,369
COCA COLA CO		COM	191216100	 543 	 8,841 			SOLE		 8,841
CONOCOPHILLIPS		COM	20825C104	 6,923 	 78,405 		SOLE		 78,405
CONSOLIDATED EDISON 	COM	209115104	 288 	 5,889 			SOLE		 5,889
EVEREST RE GROUP LTD 	COM	g3223r108	 5,302 	 52,805 		SOLE		 52,805
EXXON MOBIL CORP	COM	30231G102	 16,823  179,555 		SOLE		 179,555
FANNIE MAE 		COM	313586109	 1,744 	 43,615 		SOLE		 43,615
FEDEX CORP 		COM	31428X106	 515 	 5,775 			SOLE		 5,775
FRIEDMAN BILLINGS RMSY 	COM	358434108	 36 	 11,586 		SOLE		 11,586
GENERAL AMER INV  PFD 	COM	368802401	 2,564 	 116,600 		SOLE		 116,600
GENERAL AMERN INV FUND	COM	368802104	 35,756  1,030,438 		SOLE		 1,030,438
GENERAL DYNAMICS CORP 	COM	369550108	 1,815 	 20,400 		SOLE		 20,400
GENERAL ELECTRIC CO	COM	369604103	 8,687 	 234,347 		SOLE		 234,347
HALLIBURTON COMPANY	COM	406216101	 10,621  280,164 		SOLE		 280,164
HEALTHCARE SVCS GP INC	COM	421906108	 191 	 9,000 			SOLE		 9,000
HESS CORP 	 	COM	42809H107	 1,634 	 16,200 		SOLE		 16,200
HOME DEPOT INC 		COM	437076102	 4,755 	 176,497 		SOLE		 176,497
HONEYWELL INTL INC 	COM	438516106	 4,186 	 67,995 		SOLE		 67,995
INTEL CORP		COM	458140100	 6,849 	 256,916 		SOLE		 256,916
iSHARES MSCI EAFE FUND	COM	464287465	 8,744 	 111,391 		SOLE		 111,391
JOHNSON & JOHNSON 	COM	478160104	 13,958  209,268 		SOLE		 209,268
JPMORGAN CHASE & CO	COM	46625H100	 4,205 	 96,335 		SOLE		 96,335
LOWES COMPANIES INC	COM	548661107	 1,382 	 61,075 		SOLE		 61,075
MEDTRONIC INC 		COM	585055106	 2,232 	 44,400 		SOLE		 44,400
MICROSOFT CORP		COM	594918104	 2,371 	 66,615 		SOLE		 66,615
NATIONAL CITY CORP	COM	635405103	 1,348 	 81,901 		SOLE		 81,901
NATIONAL-OILWELL INC.	COM	637071101	 1,028 	 14,000 		SOLE		 14,000
PARTNERRE LTD BERMUDA 	COM	g6852t105	 5,086 	 61,625 		SOLE		 61,625
PFIZER INC.		COM	717081103	 4,127 	 181,585 		SOLE		 181,585
PROCTER & GAMBLE CO	COM	742718109	 292 	 3,971 			SOLE		 3,971
ROO GROUP INC COM NEW	COM	776349201	 7 	 41,740 		SOLE		 41,740
ROYAL DUTCH SHELL 	ADR	780259206	 1,510 	 17,936 		SOLE		 17,936
SCHLUMBERGER LTD 	COM	806857108	 1,202 	 12,216 		SOLE		 12,216
STATE STR CORP 		COM	857477103	 1,439 	 17,725 		SOLE		 17,725
STREETTRACKS GOLD TR 	COM	863307104	 5,190 	 62,935 		SOLE		 62,935
TEXAS INSTRUMENTS INC	COM	882508104	 5,441 	 162,911 		SOLE		 162,911
TIME WARNER INC NEW	COM	887317105	 435 	 26,330 		SOLE		 26,330
TOYOTA MOTOR CORP SP 	ADR	892331307	 5,450 	 51,330 		SOLE		 51,330
UNION PAC CORP 		COM	907818108	 1,489 	 11,850 		SOLE		 11,850
VERIZON COMMUNICATIONS 	COM	92343V104	 212 	 4,846 			SOLE		 4,846
WAL-MART STORES INC	COM	931142103	 4,719 	 99,281 		SOLE		 99,281
